Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	CALAMOS ADVISORS TRUST/IL
Prospectus Date	rr_ProspectusDate	May 01, 2015
Calamos Growth & Income Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Calamos Growth & Income Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Calamos Growth and Income Portfolio’s investment objective is high long-term total return through growth and current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The Portfolio’s shares can be purchased by Retirement Plans and by separate accounts of Participating Insurance Companies offering Variable Contracts. The Portfolio’s shares are not offered directly to the public. The tables below do not reflect the expenses of your Variable Contract or Retirement Plan. Please read the Variable Contract’s or Retirement Plan’s disclosure documents to obtain that information.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 47.6% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	47.60%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then either redeem or do not redeem your shares at the end of the reflected time periods. The example also assumes that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested and that the Portfolio’s operating expenses remain the same. Although your actual performance and costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Portfolio invests primarily in a diversified portfolio of convertible instruments (including synthetic convertible instruments), equity and fixed-income securities of U.S. companies without regard to market capitalization. In pursuing its investment objective, the Portfolio attempts to utilize these different types of securities to strike, in the investment adviser’s opinion, the appropriate balance between risk and return in terms of growth and income.

		As the market environment changes, portfolio securities may change in an attempt to achieve a relatively consistent risk level over time. The average term to maturity of the convertible and fixed-income securities purchased by the Portfolio will typically range from five to ten years. Interest rate changes normally have a greater effect on prices of longer-term bonds than shorter-term bonds. The Portfolio’s investment adviser seeks to lower the risks of investing in stocks by using a “top-down approach” of diversification by company, industry, sector, country and currency and focusing on macro-level investment themes. Consistent with the Portfolio’s investment objective and principal investment strategies, the Portfolio’s investment adviser views such strategies as low volatility equity strategies and attempts to achieve equity-like returns with lower than equity market risk by managing a portfolio that it believes will exhibit less volatility over full market cycles.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	An investment in the Portfolio is subject to risks, and you could lose money on your investment in the Portfolio. There can be no assurance that the Portfolio will achieve its investment objective. The risks associated with an investment in the Portfolio can increase during times of significant market volatility. Your investment in the Portfolio is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Portfolio include:
  Convertible Securities Risk — The value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors also may have an effect on the convertible security's investment value.
  Synthetic Convertible Instruments Risk — The value of a synthetic convertible instrument will respond differently to market fluctuations than a convertible security because a synthetic convertible instrument is composed of two or more separate securities, each with its own market value. In addition, if the value of the underlying common stock or the level of the index involved in the convertible component falls below the exercise price of the warrant or option, the warrant or option may lose all value.
  Equity Securities Risk — The securities markets are volatile, and the market prices of the Portfolio's securities may decline generally. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions. If the market prices of the securities owned by the Portfolio fall, the value of your investment in the Portfolio will decline.
  Growth Stock Risk — Growth securities typically trade at higher multiples of current earnings than other securities and, therefore, may be more sensitive to changes in current or expected earnings than other equity securities and may be more volatile.
  Small and Mid-Sized Company Risk — Small and mid-sized company stocks have historically been subject to greater investment risk than large company stocks. The prices of small and mid-sized company stocks tend to be more volatile than prices of large company stocks.
  Foreign Securities Risk — Risks associated with investing in foreign securities include fluctuations in the exchange rates of foreign currencies that may affect the U.S. dollar value of a security, the possibility of substantial price volatility as a result of political and economic instability in the foreign country, less public information about issuers of securities, different securities regulation, different accounting, auditing and financial reporting standards and less liquidity than in U.S. markets.
  Forward Foreign Currency Contract Risk — Forward foreign currency contracts are contractual agreements to purchase or sell a specified currency at a specified future date (or within a specified time period) at a price set at the time of the contract. The Portfolio may not fully benefit from, or may lose money on, forward foreign currency transactions if changes in currency exchange rates do not occur as anticipated or do not correspond accurately to changes in the value of the Portfolio's holdings.
  Interest Rate Risk — The value of fixed-income securities generally decreases in periods when interest rates are rising. In addition, interest rate changes typically have a greater effect on prices of longer-term fixed-income securities than shorter-term fixed-income securities. Recent events in the fixed-income market may expose the Portfolio to heightened interest rate risk and volatility.
  Credit Risk — An issuer of a fixed-income security could be downgraded or default. If the Portfolio holds securities that have been downgraded, or that default on payment, the Portfolio's performance could be negatively affected.
  Liquidity Risk — Liquidity risk exists when particular investments are difficult to purchase or sell. The Portfolio's investments in illiquid securities may reduce the returns of the Portfolio because it may be unable to sell the illiquid securities at an advantageous time or price.
  High Yield Securities Risk — High yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") are subject to greater levels of credit and liquidity risks. High yield securities are considered speculative primarily with respect to the issuer's continuing ability to make principal and interest payments.
  Rule 144A Securities Risk — Some securities in which the Portfolio invests, such as convertible and debt securities, may only be sold to qualified institutional buyers, such as the Portfolio, pursuant to Rule 144A under the Securities Act of 1933. If any Rule 144A Security held by the Portfolio should become illiquid, the value of the security may be reduced and a sale of the security may be more difficult.
  Tax Risk — The Portfolio may invest in convertible securities or other securities the federal income tax treatment of which may not be clear or may be subject to recharacterization by the Internal Revenue Service.
  Market Risk — The risk that the securities markets will increase or decrease in value is considered market risk and applies to any security, including those held by the Portfolio.
  Options Risk — The Portfolio's ability to close out its position as a purchaser or seller of an over-the-counter or exchange-listed put or call option is dependent, in part, upon the liquidity of the option market. There are significant differences between the securities and options markets that could result in an imperfect correlation among these markets, causing a given transaction not to achieve its objectives. The Portfolio's ability to utilize options successfully will depend on the ability of the Portfolio's investment adviser to predict pertinent market movements, which cannot be assured.
  Portfolio Selection Risk — The value of your investment may decrease if the investment adviser's judgment about the attractiveness, value or market trends affecting a particular security, issuer, industry or sector or about market movements is incorrect.
  State Regulation Risk — Certain states have regulations or guidelines concerning concentration of investments and other investment techniques that, if applied to the Portfolio, may limit its ability to engage in certain techniques and to manage its investments with the flexibility described herein and in the Statement of Additional Information.
  Securities Lending Risk — The Portfolio may lend its portfolio securities to broker-dealers and banks in order to generate additional income for the Portfolio. Any such loan must be continuously secured by collateral in cash or cash equivalents maintained on a current basis in an amount at least equal to the market value of the securities loaned by the Portfolio. In the event of bankruptcy or other default of a borrower of portfolio securities, the Portfolio could experience both delays in liquidating the loan collateral or recovering the loaned securities and losses.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Portfolio is subject to risks, and you could lose money on your investment in the Portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Your investment in the Portfolio is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table indicate the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from calendar year to calendar year and how the Portfolio’s average annual total returns compare with those of a broad measure of market performance. All returns include the reinvestment of dividends and distributions. The bar chart does not reflect sales loads and fees associated with any insurance contract for which the Portfolio is an investment option. If it did, returns would be lower than those shown. As always, please note that the Portfolio’s past performance cannot predict how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table indicate the risks of investing in the Portfolio by showing changes in the Portfolio's performance from calendar year to calendar year and how the Portfolio's average annual total returns compare with those of a broad measure of market performance.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The S&P 500 Index is provided to show how the Portfolio’s performance compares with the returns of an index of securities similar to those in which the Portfolio invests.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As always, please note that the Portfolio’s past performance cannot predict how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Return for Years Ended 12.31
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not reflect sales loads and fees associated with any insurance contract for which the Portfolio is an investment option. If it did, returns would be lower than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarterly Return: 15.07% (9.30.09) Lowest Quarterly Return: -14.74% (12.31.08)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of 12.31.14
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The following table shows how the Portfolio’s average annual performance for the one-, five- and ten-year periods ended December 31, 2014 and since the Portfolio’s inception compared with broad measures of market performance. “Since Inception” returns shown for each index are returns since the Portfolio’s inception, or since the nearest subsequent month end when comparative index data is available only for full monthly periods.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	The S&P 500 Index is generally considered representative of the U.S. stock market. The S&P 500 Index is provided to show how the Portfolio’s performance compares with the returns of an index of securities similar to those in which the Portfolio invests.
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns as of 12.31.14
Calamos Growth & Income Portfolio | Calamos Growth & Income Portfolio
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the redemption price or offering price)	rr_MaximumDeferredSalesChargeOverOther
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service Fees (12b-1)	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.67%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.42%
1 Year	rr_ExpenseExampleYear01	145
3 Years	rr_ExpenseExampleYear03	449
5 Years	rr_ExpenseExampleYear05	776
10 Years	rr_ExpenseExampleYear10	1,702
1 Year	rr_ExpenseExampleNoRedemptionYear01	145
3 Years	rr_ExpenseExampleNoRedemptionYear03	449
5 Years	rr_ExpenseExampleNoRedemptionYear05	776
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,702
2005	rr_AnnualReturn2005	7.15%
2006	rr_AnnualReturn2006	9.45%
2007	rr_AnnualReturn2007	8.87%
2008	rr_AnnualReturn2008	(31.74%)
2009	rr_AnnualReturn2009	39.42%
2010	rr_AnnualReturn2010	11.59%
2011	rr_AnnualReturn2011	(1.87%)
2012	rr_AnnualReturn2012	8.43%
2013	rr_AnnualReturn2013	16.40%
2014	rr_AnnualReturn2014	6.84%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.07%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(14.74%)
One Year	rr_AverageAnnualReturnYear01	6.84%
Five Year	rr_AverageAnnualReturnYear05	8.11%
Ten Year	rr_AverageAnnualReturnYear10	6.02%
Life of Portfolio	rr_AverageAnnualReturnSinceInception	7.24%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 19, 1999
Calamos Growth & Income Portfolio | Value Line Convertible Index
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	7.50%
Five Year	rr_AverageAnnualReturnYear05	12.27%
Ten Year	rr_AverageAnnualReturnYear10	8.50%
Life of Portfolio	rr_AverageAnnualReturnSinceInception	7.42%
Calamos Growth & Income Portfolio | S&P 500 Index
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	13.69%
Five Year	rr_AverageAnnualReturnYear05	15.45%
Ten Year	rr_AverageAnnualReturnYear10	7.67%
Life of Portfolio	rr_AverageAnnualReturnSinceInception	4.72%